Subsequent Events Subsequent Events - Additional Information (Details) - USD ($) $ in Millions	Feb. 13, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Notes Payable, Related Parties, Current		$ 35
Subsequent Event [Member]
Subsequent Event [Line Items]
Notes Payable, Related Parties, Current	$ 35